INVESTMENTS (Details 4) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of year	$ 1,066,915	$ 815,550	$ 815,550	$ 87,200
Equity in earnings (loss)	(14,247)	(10,538)	(14,803)	(76,113)
New investments	0		409,543	812,604
Reclassification of investments	0		(143,375)	0
Distributions received			0	(8,141)
Balance, end of year	1,052,668		1,066,915	815,550
Hoot Sa Total [Member]
Balance, beginning of year		143,274	143,274
Equity in earnings (loss)			0	(9,256)
Balance, end of year			0	143,274
Hoot Campbelltown Pty Ltd [Member]
Balance, beginning of year	555,331	570,134	570,134
Equity in earnings (loss)	(14,247)	(10,538)	(14,803)	(66,857)
Balance, end of year	541,084		555,331	570,134
Second Hooters Location [Member]
Balance, end of year	511,584		511,584	102,041
Brazil [Member]
Balance, end of year			$ 0	$ 101